Corporate Line of Credit and Preclosing Bridge Notes	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
CORPORATE LINE OF CREDIT AND PRECLOSING BRIDGE NOTES
10. Corporate Line of Credit and Preclosing Bridge Notes
Corporate Line of Credit—As of September 30, 2023 and December 31, 2022, the Company had none and $144.4 million, respectively, of outstanding borrowings on the line of credit, which are recorded net of the unamortized portion of the warrant discount and debt issuance costs within corporate line of credit, net in the condensed consolidated balance sheets. The Company had none and $2.0 million of unamortized warrant issuance related discount and debt issuance costs as of September 30, 2023 and December 31, 2022, respectively.
In February 2023, the Company entered into a loan and security agreement (the “2023 Credit Facility”) with Clear Spring Life and Annuity Company, an entity affiliated with the previous agent and acting as an agent for such lenders (together, the “Lender”) to amend its previously existing loan and security agreement (the “2021 Credit Facility”). The terms of the 2023 Credit Facility granted relief from the acceleration of payments under minimum revenue triggers from the 2021 Credit Facility. The 2023 Credit Facility split the principal balance into two tranches, tranche “AB” in the amount of $96.7 million and Tranche “C” in the amount of $26.9 million. Tranche AB was backed by assets that the Company pledged, mainly loans held for sale that the Company fully owned while Tranche C was secured by other assets of the Company. Tranche AB had a fixed interest rate of 8.5% and Tranche C had a variable interest rate based on the SOFR reference rate for a one-month tenor plus 9.5%.
During the nine months ended September 30, 2023, the Company paid off $144.4 million owed in principal balance on the 2023 Credit Facility. The Company made the final principal payment to the Lender in August 2023 and as the Company repaid the 2023 Credit Facility in full earlier than what was contractually required, the Company paid a make-whole amount that represents minimum interest for the Lender in the amount of $4.5 million. The Company also amortized the remaining unamortized debt issuance costs in the amount of $5.1 million as part of interest and amortization on non-funding debt expense within the consolidated statements of operations and comprehensive loss.
For the three months ended September 30, 2023, the Company recorded a total of $11.3 million related to interest expense as follows: $6.1 million in interest expense related to the line of credit and $5.2 million in interest expense related to the amortization of deferred debt issuance costs and discount and other debt servicing fees which is included in interest and amortization on non-funding debt expense, net within the condensed consolidated statements of operations and comprehensive loss. For the nine months ended September 30, 2023, the Company recorded a total of $17.6 million related to interest expense as follows: $11.5 million in interest expense related to the line of credit and $6.0 million in interest expense related to the amortization of deferred debt issuance costs and discount and other debt servicing fees which is included in interest and amortization on non-funding debt expense, net within the condensed consolidated statements of operations and comprehensive loss.
For the three months ended September 30, 2022, the Company recorded a total of $2.8 million related to interest expense as follows: $2.4 million in interest expense related to the line of credit and $0.3 million in interest expense related to the amortization of deferred debt issuance costs and discount and other debt servicing fees which is included in interest and amortization on non-funding debt expense within the consolidated statements of operations and comprehensive loss. For the nine months ended September 30, 2022, the Company recorded a total of $9.6 million related to interest expense as follows: $8.5 million in interest expense related to the line of credit and $0.8 million in interest expense related to the amortization of deferred debt issuance costs and discount and other debt servicing fees which is included in interest and amortization on non-funding debt expense within the consolidated statements of operations and comprehensive loss.
Pre-Closing Bridge Notes—The carrying value of the Pre-Closing Bridge Notes as of December 31, 2022 is $750.0 million and is included in the condensed consolidated balance sheets. In connection with the Closing of the Business Combination, the Pre-Closing Bridge Notes held by SoftBank in an aggregate principal amount of $650.0 million automatically converted into Better Home & Finance Class C common stock at a conversion price of $10.00 per share (the “Bridge Note Conversion”). In connection with the Bridge Note Conversion, the Company issued an aggregate 65.0 million shares of Better Home & Finance Class C common stock to a trust designated by SoftBank to distribute such shares to SoftBank upon satisfaction of certain conditions. In addition, pursuant to the letter agreement, dated as of February 7, 2023, by and among Aurora, the Company and the Sponsor (the “Second Novator Letter Agreement”) and the letter agreement, dated August 22, 2023, by and among Aurora, Better and the Sponsor (the “Novator Exchange Agreement”), the Pre-Closing Bridge Notes held by the Sponsor in an aggregate principal amount of $100.0 million were exchanged for 40.0 million shares of Better Home & Finance Class A common stock.
The Company recorded none and $80.1 million in interest expense on Pre-Closing Bridge Notes from the amortization of the discount during the three months ended September 30, 2023 and 2022, respectively, included within the condensed consolidated statements of operations and comprehensive loss. The Company recorded none and $213.5 million in interest expense on Pre-Closing Bridge Notes from the amortization of the discount during the nine months ended September 30, 2023 and 2022, respectively, included within the condensed consolidated statements of operations and comprehensive loss.
Issuance of Post-Closing Convertible Notes—In connection with the Closing of the Business Combination, the Company issued to SoftBank senior subordinated convertible notes in the aggregate principal amount of $528.6 million (the “Post-Closing Convertible Notes”), $550.0 million less approximately $21.4 million released to the Company at the Closing from Aurora’s trust account, pursuant to an Indenture, dated as of August 22, 2023 (the “Indenture”). The Post-Closing Convertible Notes bear 1% interest per annum and mature on August 22, 2028, unless earlier converted or redeemed. Per the Indenture, the Company may elect to pay all or any portion of interest in kind by issuing to the holder of such note an additional note or in cash. Upon issuing the Convertible Notes, the loan commitment asset on Better’s balance sheet as of December 31, 2022 in the amount of $16.1 million, associated with the right to draw the Post-Closing Convertible Notes, is reflected as a debt discount which will be amortized as part of interest expense over the term of the Post-Closing Convertible Notes. As of September 30, 2023, the carrying amount of the Post-Closing Convertible Notes was $513.0 million on the condensed consolidated balance sheets.
The Post-Closing Convertible Notes are convertible, at the option of SoftBank, into shares of the Company’s Class A common stock, with an initial conversion rate per $1,000 principal amount of Post-Closing Convertible Notes equal to (a) $1,000 divided by (b) a dollar amount equal to 115% of the First Anniversary VWAP (as defined in the Indenture), subject to adjustments as described therein. The Indenture provides that the First Anniversary VWAP may be no less than $8.00 and no greater than $12.00, subject to adjustments as described therein. The Post-Closing Convertible Notes may be redeemed at the option of the Company at a redemption price of 115% of par plus accrued interest in cash, at any time on or before the 30th trading day prior to the maturity date of the Post-Closing Convertible Notes if the last reported sale price of the Class A common stock has been at least 130% of the conversion price then in effect for at least 20 trading days during the 30 trading day period ending on, and including, the trading day immediately preceding the date of notice of optional redemption.
The Post-Closing Convertible Notes permit the Company to designate up to $150 million of indebtedness that is senior to the Post-Closing Convertible Notes, in addition to certain other customary exceptions. In addition, the Indenture requires that if a domestic subsidiary of the Company guarantees other senior indebtedness of the Company, such subsidiary would also be required to guarantee the notes, subject to certain exceptions for non-profit subsidiaries and regulated mortgage origination subsidiaries.
For the three and nine months ended September 30, 2023, the Company recorded a total of $0.5 million and $0.5 million respectively, of interest expense related to the Post-Closing Convertible Notes. Interest expense from the Post-Closing Convertible Notes is included in interest and amortization on non-funding debt expense, net within the condensed consolidated statements of operations and comprehensive loss.
11. CORPORATE LINE OF CREDIT AND PRECLOSING BRIDGE NOTES
Corporate Line of Credit—In November 2021, the Company entered into an agreement (“2021 Credit Facility”) with certain lenders, and Biscay GSTF III, LLC, an entity affiliated with the previous agent and acting as an agent for such lenders (the “Lender”) to amend its existing 2020 Credit Facility. The 2021 Credit Facility does not change the terms of the existing borrowings under the 2020 Credit Facility and only adds a new revolving facility which was never drawn on and unavailable as of December 31, 2022 as the additional revolving facility never closed.
The 2021 Credit Facility provides for a $150.0 million loan facility and matures on March 25, 2027. The terms of the 2021 Credit Facility include 8.0% annual interest, if the Company elects to make interest payments in cash, or 9.5% annual interest in kind which is added to the outstanding principal amount of the loan, and 0.5% unused commitment fee. The terms of the 2021 Credit Facility also include the ability to prepay amounts borrowed, at the Company’s discretion, which would include all accrued and unpaid interest on amounts borrowed as well as a “make-whole” premium that is reduced by the interest incurred through prepayment. As of December 31, 2022 and 2021, the make-whole is $5.2 million and $17.2 million, respectively.
As of December 31, 2022 and 2021, the Company had $146.4 million and $151.4 million, respectively, of outstanding borrowings on the line of credit, which are recorded net of the unamortized portion of the warrant discount and debt issuance costs within corporate line of credit, net in the consolidated balance sheets. The outstanding borrowings as of both December 31, 2022 and 2021 include $1.4 million of interest in kind that was added to the principal balance which was incurred as interest in kind in previous years. The Company had $2.0 million and $2.4 million of unamortized warrant issuance related discount and debt issuance costs as of December 31, 2022 and 2021, respectively. Warrant issuance related discounts and debt issuance costs are recorded as a discount to the outstanding borrowings on the line of credit and are amortized into interest and amortization on non-funding debt within the statements of operations and comprehensive loss over the term of the 2021 Credit Facility using the effective interest method.
During the years ended December 31, 2022 and 2021, the Company borrowed none and $80.0 million, respectively under the credit facility. During the years ended December 31, 2022 and 2021, the Company made a principal repayments of $5.0 million and none, respectively.
For the year ended December 31, 2022, the Company recorded a total of $13.2 million related to interest expense as follows: $12.1 million in interest expense related to the line of credit and $1.1 million in interest expense related to the amortization of deferred debt issuance costs and discount and other debt servicing fees which is included in interest and amortization on non-funding debt expense within the consolidated statements of operations and comprehensive loss.
For the year ended December 31, 2021, the Company recorded a total of $11.4 million related to interest expense as follows: $10.2 million in interest expense related to the line of credit, $0.2 million in interest expense from the unused commitment fee, and $1.0 million in interest expense related to the amortization of deferred debt issuance costs and discount and other debt servicing fees which is included in interest and amortization on non-funding debt expense within the consolidated statements of operations and comprehensive loss.
Under the terms of the 2021 Credit Facility, the Company is required to comply with certain financial and nonfinancial covenants. The terms of the 2021 Credit Facility also limit the Company’s ability to pay dividends and engage in mergers and acquisitions amongst other limitations, without prior approval from the Lender. Any failure by the Company to comply with these covenants and any other obligations under the 2021 Credit Facility could result in an event of default, which allows the Lender to accelerate the repayments of the amounts owed.
The Company was in compliance with its financial covenants as of December 31, 2022. The 2021 Credit Facility includes minimum revenue triggers, which if not met will accelerate repayments of amounts owed. During the fourth quarter of 2022, the Company triggered the acceleration of amounts owed due to the minimum revenue triggers which accelerated repayments to 12 equal monthly installments starting in December 2022 through December 2023. The Company was in discussions with the Lender in anticipation of triggering the acceleration and obtained verbal relief from the accelerated repayment while both parties continued to work on an amendment to the 2021 Credit Facility. As of December 31, 2022, the Company has not made any repayments of amounts owed and has not finalized the amendment, see Note 22 Subsequent Events for further details.
Pre-Closing Bridge Notes—The Company recorded $272.7 million and $19.2 million in interest expense on Pre-Closing Bridge Notes from the amortization of the discount during the years ended December 31, 2022 and 2021, respectively, included within the consolidated statements of operations and comprehensive loss. The carrying value of the Pre-Closing Bridge Notes as of December 31, 2022 and 2021 is $750.0 million and $477.3 million, respectively, and is included in the consolidated balance sheets.
The Pre-Closing Bridge Notes were issued in December 2021, matured on December 2, 2022, and carry a zero percent coupon interest rate. The Pre-Closing Bridge Notes are not repayable in cash and include various conversion features. Under the terms of the Pre-Closing Bridge Note Purchase Agreement immediately prior to the closing of the Second Merger, as defined in Note 1, Aurora will be deemed to automatically assume each Pre-Closing Bridge Note and the outstanding principal amount under each Pre-Closing Bridge Note will automatically be converted into a number of shares of Class A Common Stock of Aurora, based on a conversion ratio of $10 of principal amount payable on the Pre-Closing Bridge Note at the time of conversion to one share of Aurora Class A Common Stock. In the event that the Merger Agreement has not been consummated by the maturity date of the Pre-Closing Bridge Notes or the Merger Agreement is withdrawn, then on the maturity date or upon withdrawal, the Pre-Closing Bridge Notes will convert into a new series of preferred stock with terms consistent with those of the Company’s Series D Preferred Stock. If the Merger Agreement is not consummated due to a breach by Aurora, the Sponsor or SoftBank, the Pre-Closing Bridge Notes will convert into the Company’s common stock.
Since the maturity date of the Pre-Closing Bridge Notes was December 2, 2022, the Pre-Closing Bridge Notes became, by their terms, automatically convertible into Better Home & Finance Class A common stock. However, in connection with the First Novator Letter Agreement, the Maturity Date of the Pre-Closing Bridge Notes held by the Sponsor was extended to March 8, 2023, subject to SoftBank consenting to extending the maturity of its Pre-Closing Bridge Notes accordingly. Since such consent was not received from SoftBank and the Company has not amended its certificate of incorporation to facilitate such conversion, the Pre-Closing Bridge Notes held by the Sponsor and SoftBank have not converted. The Company and the Sponsor ultimately entered into the Deferral Letter Agreement, pursuant to which the Maturity Date of the Pre-Closing Bridge Notes held by the Sponsor was deferred to September 30, 2023. As the Pre-Closing Bridge Notes have not converted per terms of the Pre-Closing Bridge Note Purchase Agreement, the Pre-Closing Bridge Notes are still considered legal form debt as of December 31, 2022 and as such are classified as debt in the consolidated balance sheets, with the Company continuing to amortize the discount on the Pre-Closing Bridge Notes using the original maturity date of December 2, 2022. Additionally, as described further below, both the First Novator Letter Agreement and the Second Novator Letter Agreement included additional exchange features that permit the Sponsor to exchange its Pre-Closing Bridge Notes at different price levels.
SoftBank continues to hold its Pre-Closing Bridge Note, which may be converted pursuant to its terms into a new series of preferred stock of the Company, which series will be identical to the Company’s Series D Preferred Stock, pursuant to the terms thereof. As of December 31, 2022, SoftBank’s Pre-Closing Bridge Note has not yet been converted or otherwise deferred due to ongoing negotiations.
The Pre-Closing Bridge Notes have matured on December 2, 2022, however as they have not converted per terms of the Pre-Closing Bridge Note Purchase Agreement, the Pre-Closing Bridge Notes are still considered legal form debt as of December 31, 2022 and as such are classified as debt in the consolidated balance sheets. The First Novator Letter Agreement, as discussed and defined below, extend the maturity to March 8, 2023 for the Pre-Closing Bridge Notes held by the Sponsor was subject to the consent of SoftBank which was not obtained and therefore not enforceable. As such the Company continued to amortize the discount on the Pre-Closing Bridge Notes using the original maturity date of December 2, 2022. The Second Novator Letter Agreement, as discussed and defined below, was entered into subsequent to December 31, 2022 and is not subject to SoftBank’s consent. In order to convert the Pre-Closing Bridge Notes into a new series of preferred stock, the Company would need to perform a series of legal steps including amending its certificate of incorporation, which it has not yet done. As such, the liability remains on the balance sheet as of December 31, 2022.
First Novator Letter Agreement—On August 26, 2022, Aurora, the Company and the Sponsor entered into a letter agreement (the “First Novator Letter Agreement”) to extend the maturity date of the Pre-Closing Bridge Notes held by Sponsor to March 8, 2023, subject to SoftBank consenting to extending the maturity of its bridge notes accordingly. Furthermore, pursuant to the First Novator Letter Agreement, subject to the Company receiving requisite shareholder approval therefor (which the Company has agreed to use reasonable best efforts to obtain), the parties agreed that, if the Merger has not been consummated by the maturity date of the Pre-Closing Bridge Notes, Sponsor will have the option, without limiting its rights under the Pre-Closing Bridge Note Purchase Agreement, to alternatively exchange its Pre-Closing Bridge Notes as follows: (x) $75 million of its $100 million aggregate principal amount of Pre-Closing Bridge Notes would be exchanged for newly issued shares of the Company’s Class B common stock at a price per share reflecting a 75% discount to a $6.9 billion pre-money equity valuation of the Company and (y) the remaining $25 million of Sponsor’s bridge notes would be exchanged for the Company’s preferred stock at price per share reflecting a $6.9 billion pre-money equity valuation of the Company. As the extended maturity date has passed and the Merger has not been consummated, Sponsor will have the alternative exchange options described in the First Novator Letter Agreement. The conversion terms of the Pre-Closing Bridge Notes held by SoftBank are not modified by the terms of the First Novator Letter Agreement nor has SoftBank consented to the extension under the First Novator Letter Agreement.
Per the First Novator Letter Agreement, the Sponsor shall have the right, but not the obligation, to fund any portion or none of its Post-Closing Convertible Note. Additionally, the parties to the First Novator Letter Agreement agreed that if the Sponsor does not fund all or a portion of its Post-Closing Convertible Note, then SoftBank’s commitment to fund its Post-Closing Convertible Note shall be reduced on a dollar-for-dollar basis by the amount that is not funded by the Sponsor, such that if the Sponsor elects not to fund in full its Post-Closing Convertible Note, then SoftBank is only obligated to fund $550,000,000 of its Post-Closing Convertible Note. The conversion terms of the Pre-Closing Bridge Notes held by SoftBank are not modified by the terms of the First Novator Letter Agreement.
Deferral Letter Agreement—On February 7, 2023, the Company and the Sponsor entered into a letter agreement (the “Deferral Letter Agreement”) to defer the maturity date of the Pre-Closing Bridge Notes held by the Sponsor until September 30, 2023. Following the expiration of this deferral period, the Pre-Closing Bridge Notes held by the Sponsor may be exchanged or converted in accordance with the terms of the Pre-Closing Bridge Notes, the First Novator Letter Agreement or the Second Novator Letter Agreement, as applicable. The conversion terms of the Pre-Closing Bridge Notes held by SoftBank are not modified by the terms of the Deferral Letter Agreement.
Second Novator Letter Agreement—On February 7, 2023, Aurora, the Company and Sponsor entered into a letter agreement (the “Second Novator Letter Agreement”) pursuant to which, subject to the Company receiving requisite shareholder approval therefor (which the Company has agreed to use reasonable best efforts to obtain), the parties agreed that, if the Merger has not been consummated by the maturity date of the Pre-Closing Bridge Notes (as deferred by the Deferral Letter Agreement), the Sponsor will have the option, without limiting its rights under the Pre-Closing Bridge Note Purchase Agreement, to alternatively exchange its Pre-Closing Bridge Notes as follows: (x) for a number of shares of the Company’s preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of the Company. The conversion terms of the Pre-Closing Bridge Notes held by SoftBank are not modified by the terms of the Second Novator Letter Agreement.